Impairment Charges on Financial Assets	6 Months Ended
Sep. 30, 2021
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Impairment Charges on Financial Assets

14	IMPAIRMENT CHARGES ON FINANCIAL ASSETS
Impairment charges (reversals) on financial assets for the six months ended September 30, 2021 and 2020 consisted of the following:

	For the six months ended September 30,
	2021	2020

	(In millions)
Loans and advances	¥13,855	¥224,996
Loan commitments	7,694	15,587
Financial guarantees	(2,779)	4,736

Total impairment charges on financial assets	¥18,770	¥245,319